Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock ETF Trust II
Entity Central Index Key	0001804196
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000249922 [Member]
Shareholder Report [Line Items]
Fund Name	iShares High Yield Active ETF
Class Name	iShares High Yield Active ETF
Trading Symbol	BRHY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares High Yield Active ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares High Yield Active ETF	$47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 9.19%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index returned 8.16%.
What contributed to performance?
The Fund’s core allocation to high yield corporate bonds posted a positive return for the period. Contributions within the high yield allocation were highlighted by an overweight to B-rated issues, an underweight to BB issues and an overweight to CCC issues, along with overweights to the technology and property & casualty sectors. In addition, an allocation to floating rate bank loans contributed positively.
What detracted from performance?
There were no material detractors from performance over the period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 17, 2024 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	9.19%	10.19%
Bloomberg U.S. Universal Index	6.51	6.55
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index	8.16	9.73

Performance Inception Date	Jun. 17, 2024
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 80,636,205
Holdings Count | Holding	841
Advisory Fees Paid, Amount	$ 401,481
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$80,636,205
Number of Portfolio Holdings	841
Net Investment Advisory Fees	$401,481
Portfolio Turnover Rate	79%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds & Notes	88.6%
Floating Rate Loan Interests	5.8%
Investment Companies	2.6%
Common Stocks	0.9%
Convertible Bonds	0.8%
Fixed Rate Loan Interests	0.7%
Preferred Stocks	0.6%
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
AA/Aa	0.1%
A	2.3%
BBB/Baa	2.2%
BB/Ba	34.9%
B	45.4%
CCC/Caa	9.9%
N/R	5.2%
(a)	Excludes money market funds.
*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.